SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	$ 152,116		$ 113,794		$ 84,556
Revenues internal	0		0		0
Cost of revenues	119,102		91,326		68,628
Gross profit	33,014		22,468		15,928
Research and development	1,248		715		479
Selling and marketing	7,746		5,523		5,629
General and administrative	11,901		10,588		9,970
Other expenses (income)	(383)		(433)		(90)
Restructuring Charges	0		0		1,715
Operating income (loss)	12,502		6,075		(1,775)
Financial expense, net	(1,949)		(1,330)		127
Profit (loss) before taxes on income	10,553		4,745		(1,648)
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	36,466		27,555		21,844
Revenues internal	0		0		0
Cost of revenues	24,965		20,193		18,778
Gross profit	11,501		7,362		3,066
Research and development	481		159		193
Selling and marketing	2,300		1,618		1,936
General and administrative	3,291		2,772		3,226
Other expenses (income)	0		9		(1,566)
Restructuring Charges					975
Operating income (loss)	5,429		2,804		(1,698)
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	40,783		28,625		21,063
Revenues internal	3,080		4,370		3,733
Cost of revenues	35,978		30,176		20,750
Gross profit	7,885		2,819		4,046
Research and development	582		177		54
Selling and marketing	2,039		1,539		926
General and administrative	3,271		3,436		2,462
Other expenses (income)	(5)		(3)		(52)
Restructuring Charges					618
Operating income (loss)	1,988		(2,330)		38
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	67,475		50,760		35,879
Revenues internal	0		0		0
Cost of revenues	56,798		41,788		28,890
Gross profit	10,677		8,972		6,989
Research and development	0		268		286
Selling and marketing	2,968		2,040		2,383
General and administrative	4,880		3,555		3,686
Other expenses (income)	(388)	[1]	(439)	[1]	(18)
Restructuring Charges					0
Operating income (loss)	3,217		3,548		652
Overhaul and coating of jet engine components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	7,392		6,854		5,770
Revenues internal	0		0		0
Cost of revenues	4,823		4,110		3,495
Gross profit	2,569		2,744		2,275
Research and development	185		111		19
Selling and marketing	439		326		330
General and administrative	459		825		594
Other expenses (income)	(415)		(423)		0
Restructuring Charges					122
Operating income (loss)	1,901		1,905		1,210
Elimination of inter-company sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues external	0		0		0
Revenues internal	(3,080)		(4,370)		(3,733)
Cost of revenues	(3,462)		(4,941)		(3,285)
Gross profit	382		(571)		(448)
Research and development	0		0		(74)
Selling and marketing	0		0		54
General and administrative	0		0		2
Other expenses (income)	415		423		1,547
Restructuring Charges					0
Operating income (loss)	$ (33)		$ 148		$ (1,977)

[1]	Gain profit from fixed asset sales